Dividend (Detail) $ in Thousands		3 Months Ended						12 Months Ended
	Jan. 30, 2019	Feb. 24, 2019 USD ($) Installment	Nov. 25, 2018 USD ($)	Feb. 25, 2018 USD ($)	Nov. 26, 2017 USD ($)	Feb. 26, 2017 USD ($)	May 29, 2016 USD ($)	Nov. 25, 2018 USD ($) Installment	Nov. 26, 2017 USD ($) Installment	Nov. 27, 2016 USD ($)
Dividends Payable [Line Items]
Cash dividend paid | $			$ 45,000	$ 45,000	$ 35,000	$ 35,000	$ 60,000	$ 90,000	$ 70,000	$ 60,000
Number of installments | Installment								2	2
Subsequent Event [Member]
Dividends Payable [Line Items]
Number of installments | Installment		2
Subsequent Event [Member] | Expected to be paid in the first quarter of 2019 [Member]
Dividends Payable [Line Items]
Cash dividends declared, date of record	Feb. 08, 2019
Subsequent Event [Member] | Expected to be paid in the fourth quarter of 2019 [Member]
Dividends Payable [Line Items]
Cash dividends declared, date of record	Oct. 05, 2019
Subsequent Event [Member] | Scenario, Forecast [Member]
Dividends Payable [Line Items]
Cash dividends declared | $		$ 55,000
Subsequent Event [Member] | Scenario, Forecast [Member] | Expected to be paid in the first quarter of 2019 [Member]
Dividends Payable [Line Items]
Cash dividends declared, date of record		Feb. 08, 2019
Subsequent Event [Member] | Scenario, Forecast [Member] | Expected to be paid in the fourth quarter of 2019 [Member]
Dividends Payable [Line Items]
Cash dividends declared, date of record		Oct. 05, 2019